PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 87.8%
Affiliated Mutual Funds 86.7%
PGIM Global Real Estate Fund (Class R6)	288,602	$6,441,600
PGIM Jennison Global Infrastructure Fund (Class R6)	525,770	7,870,784
PGIM Jennison MLP Fund (Class R6)	1,102,911	5,249,858
PGIM Jennison Natural Resources Fund (Class R6)	240,725	8,930,916
PGIM QMA Commodity Strategies Fund (Class R6)*	2,248,369	22,281,336
PGIM Select Real Estate Fund (Class R6)	519,975	6,411,296
PGIM Short Duration High Yield Income Fund (Class R6)	452,599	4,064,344
PGIM TIPS Fund (Class R6)	2,363,257	25,334,111

Total Affiliated Mutual Funds (cost $78,750,720)(wd)		86,584,245
Exchange-Traded Fund 1.1%
VanEck Vectors Gold Miners ETF (cost $1,203,730)	31,600	1,090,516

Total Long-Term Investments (cost $79,954,450)		87,674,761

Short-Term Investments 11.7%
Affiliated Mutual Fund 10.5%
PGIM Core Ultra Short Bond Fund (cost $10,497,758)(bb)(wd)	10,497,758	10,497,758

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(bb)(k)(n) 1.2%
U.S. Treasury Bills (cost $1,249,883)	0.075%	03/18/21	1,250	1,249,924

Total Short-Term Investments (cost $11,747,641)				11,747,682

TOTAL INVESTMENTS 99.5% (cost $91,702,091)				99,422,443
Other assets in excess of liabilities(z) 0.5%				480,845

Net Assets 100.0%				$99,903,288

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2021 (unaudited) (continued)
MLP—Master Limited Partnership

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at January 31, 2021(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
57	Gold 100 OZ	Apr. 2021	$10,546,710	$(101,027)
6	Silver	Mar. 2021	807,420	108,556
				$7,529

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2